Supplemental information - Sold option instruments (Details) - WTI Oct 2024 - Sep 2025	12 Months Ended
Dec. 31, 2023 item $ / bbl
Disclosure of financial assets [line items]
Derivative interest maturity period	Oct 2024 - Sep 2025
Description of presentation currency	USD
Option Expiration Date	Mar. 29, 2024
Derivative, daily bought put volume | item	0
Derivative, weighted average bought put | $ / bbl	0
Derivative, daily sold call volume | item	0
Derivative, weighted average sold call | $ / bbl	0
Derivative, daily sold put volume | item	0
Derivative, weighted average sold put | $ / bbl	0
Derivatives, daily sold swap volume | item	1,000
Derivative, weighted average sold swap price | $ / bbl	80.00